Other current liabilities - Schedule of Other Current Liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Current Liabilities [Abstract]
Salary accrual	¥ 3,234,948		¥ 4,001,104
Deposit	150,298		150,303
Payable for property, plant and equipment	18,459,526		26,521,368
Tax accrual	16,581,246		16,173,063
Customer refund liability	14,471,474		14,471,474
Others	1,405,634		5,845,905
Total	¥ 54,303,126	$ 7,725,803	¥ 67,163,217